Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,594	SFr 1,834	SFr 1,823
Average recorded investment, without specific allowance	401	391	466
Average recorded investment	1,995	2,225	2,289
Interest income recognized
Interest income recognized, with a specific allowance	20	27	16
Interest income recognized, without specific allowance	20	15	11
Interest income recognized	40	42	27
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	9	13	7
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	10	14	8
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,065	1,322	1,270
Average recorded investment, without specific allowance	306	298	348
Average recorded investment	1,371	1,620	1,618
Interest income recognized
Interest income recognized, with a specific allowance	15	19	12
Interest income recognized, without specific allowance	17	12	8
Interest income recognized	32	31	20
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	6	4
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	6	7	5
Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	90	78	72
Average recorded investment, without specific allowance	14	27	31
Interest income recognized
Interest income recognized, with a specific allowance	0	1	1
Interest income recognized, without specific allowance	1	1	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	917	1,163	1,039
Average recorded investment, without specific allowance	292	271	307
Interest income recognized
Interest income recognized, with a specific allowance	14	17	10
Interest income recognized, without specific allowance	16	11	7
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	5	4
Interest income recognized on a cash basis, without specific allowance	1	1	1
Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	58	76	154
Average recorded investment, without specific allowance	0	0	5
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	5	5
Average recorded investment, without specific allowance	0	0	5
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	529	512	553
Average recorded investment, without specific allowance	95	93	118
Average recorded investment	624	605	671
Interest income recognized
Interest income recognized, with a specific allowance	5	8	4
Interest income recognized, without specific allowance	3	3	3
Interest income recognized	8	11	7
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	7	3
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	4	7	3
Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	261	229	195
Average recorded investment, without specific allowance	91	83	83
Interest income recognized
Interest income recognized, with a specific allowance	2	2	2
Interest income recognized, without specific allowance	3	3	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	92	116	153
Average recorded investment, without specific allowance	1	7	24
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	176	167	205
Average recorded investment, without specific allowance	3	3	11
Interest income recognized
Interest income recognized, with a specific allowance	2	5	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	5	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank
Average recorded investment
Average recorded investment, with a specific allowance	1,582	1,822	1,813
Average recorded investment, without specific allowance	401	391	466
Average recorded investment	1,983	2,213	2,279
Interest income recognized
Interest income recognized, with a specific allowance	20	27	16
Interest income recognized, without specific allowance	20	15	11
Interest income recognized	40	42	27
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	9	13	7
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	10	14	8
Bank | Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,053	1,310	1,260
Average recorded investment, without specific allowance	306	298	348
Average recorded investment	1,359	1,608	1,608
Interest income recognized
Interest income recognized, with a specific allowance	15	19	12
Interest income recognized, without specific allowance	17	12	8
Interest income recognized	32	31	20
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	6	4
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	6	7	5
Bank | Corporate and institutional | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	90	78	72
Average recorded investment, without specific allowance	14	27	31
Interest income recognized
Interest income recognized, with a specific allowance	0	1	1
Interest income recognized, without specific allowance	1	1	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Corporate and institutional | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	905	1,151	1,029
Average recorded investment, without specific allowance	292	271	307
Interest income recognized
Interest income recognized, with a specific allowance	14	17	10
Interest income recognized, without specific allowance	16	11	7
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	5	5	4
Interest income recognized on a cash basis, without specific allowance	1	1	1
Bank | Corporate and institutional | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	58	76	154
Average recorded investment, without specific allowance	0	0	5
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Corporate and institutional | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	5	5
Average recorded investment, without specific allowance	0	0	5
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer
Average recorded investment
Average recorded investment, with a specific allowance	529	512	553
Average recorded investment, without specific allowance	95	93	118
Average recorded investment	624	605	671
Interest income recognized
Interest income recognized, with a specific allowance	5	8	4
Interest income recognized, without specific allowance	3	3	3
Interest income recognized	8	11	7
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	7	3
Interest income recognized on a cash basis, without specific allowance	0	0	0
Interest income recognized on a cash basis	4	7	3
Bank | Consumer | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	261	229	195
Average recorded investment, without specific allowance	91	83	83
Interest income recognized
Interest income recognized, with a specific allowance	2	2	2
Interest income recognized, without specific allowance	3	3	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	92	116	153
Average recorded investment, without specific allowance	1	7	24
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	176	167	205
Average recorded investment, without specific allowance	3	3	11
Interest income recognized
Interest income recognized, with a specific allowance	2	5	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	5	1
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0